Condensed Consolidating Financial Statements - Condensed Consolidating Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Sales	$ 2,188		$ 2,020		$ 2,018		$ 2,188		$ 2,503		$ 2,505		$ 2,250		$ 2,706		$ 4,206	$ 6,226	$ 8,414		$ 9,964		$ 10,441
Costs and expenses
Costs applicable to sales	1,482		1,078		1,682		1,057										2,739	3,816	5,299	[1]	4,334	[1]	3,973	[1]
Amortization	381		299		415		267										682	981	1,362		1,032		1,036
Reclamation and remediation	25		20		18		18										36	56	81		96		120
Exploration																			247		356		350
Advanced projects, research and development																			222		348		373
General and administrative																			203		212		198
Write-down of property, plant and mine development																			4,352		52		2,084
Other expense, net																			300		449		265
Total costs and expenses																			12,066		6,879		8,399
Other income (expense)
Other income, net																			349		278		12
Interest expense, net																			(303)		(249)		(244)
Total other income (expense)																			46		29		(232)
Income (loss) before income and mining tax and other items																			(3,606)	[2]	3,114		1,810	[3]
Income and mining tax benefit (expense)																			755		(876)		(747)
Equity income (loss) of affiliates																			(5)		(51)		11
Income (loss) from continuing operations																			(2,856)		2,187		1,074
Income from discontinued operations																			61		(76)		(136)
Net income																			(2,795)		2,111		938
Net income attributable to noncontrolling interests																			261		(309)		(606)
Net income (loss) attributable to Newmont stockholders	(1,187)	[4]	398	[4]	(2,059)	[4]	314	[4]	666	[4]	368	[4]	280	[4]	488	[4]	(1,745)	(1,347)	(2,534)		1,802		332
Comprehensive income																			(3,466)		1,950		482
Comprehensive income attributable to noncontrolling interests																			260		(310)		(606)
Comprehensive income (loss) attributable to Newmont stockholders																			(3,206)		1,640		(124)
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	2,169		1,983		1,993		2,177										4,170	6,153	8,322		9,868		10,358
Costs and expenses
Costs applicable to sales	1,453		1,036		1,653		1,044										2,697	3,733	5,186		4,238		3,890
Amortization	381		299		415		267										682	981
Reclamation and remediation	25		20		18		18										36	56
Other income (expense)
Income (loss) before income and mining tax and other items																			(3,585)		3,114		1,810
Income and mining tax benefit (expense)																			813		(869)		(713)
Net income																			(2,716)		2,118		972
Net income attributable to noncontrolling interests																			254
Net income (loss) attributable to Newmont stockholders	(1,166)		408		(2,019)		315										(1,704)	(1,296)	(2,462)		1,809		366
Revision and Co-product Reclassification [Member]
Condensed Financial Statements, Captions [Line Items]
Sales							11	[5]
Costs and expenses
Costs applicable to sales							13	[5]											21
Other income (expense)
Income (loss) before income and mining tax and other items																			(21)
Income and mining tax benefit (expense)																			(58)		(7)		(34)
Net income																			(79)		(7)		(34)
Net income attributable to noncontrolling interests																			7
Net income (loss) attributable to Newmont stockholders							(1)	[5]											(72)		(7)		(34)
Newmont Mining Corporation [Member]
Other income (expense)
Other income, net																			(4)		2		(166)
Interest income - intercompany																			144		174		152
Interest expense - intercompany																			(9)		(15)		(19)
Interest expense, net																			(291)		(245)		(232)
Total other income (expense)																			(160)		(84)		(265)
Income (loss) before income and mining tax and other items																			(160)		(84)		(265)
Income and mining tax benefit (expense)																			56		29		199
Equity income (loss) of affiliates																			(2,430)		1,857		398
Income (loss) from continuing operations																			(2,534)		1,802		332
Net income																			(2,534)		1,802		332
Net income (loss) attributable to Newmont stockholders																			(2,534)		1,802		332
Comprehensive income																			(3,206)		1,640		(124)
Comprehensive income (loss) attributable to Newmont stockholders																			(3,206)		1,640		(124)
Newmont Mining Corporation [Member] | As Previously Reported [Member]
Other income (expense)
Other income, net																			(4)		2		(166)
Interest income - intercompany																			144		174		152
Interest expense - intercompany																			(9)		(15)		(19)
Interest expense, net																			(291)		(245)		(232)
Total other income (expense)																			(160)		(84)		(265)
Income (loss) before income and mining tax and other items																			(160)		(84)		(265)
Income and mining tax benefit (expense)																			56		29		199
Equity income (loss) of affiliates																			(2,358)		1,864		432
Income (loss) from continuing operations																			(2,462)		1,809		366
Net income																			(2,462)		1,809		366
Net income (loss) attributable to Newmont stockholders																			(2,462)		1,809		366
Comprehensive income																			(3,134)		1,647		(90)
Comprehensive income (loss) attributable to Newmont stockholders																			(3,134)		1,647		(90)
Newmont Mining Corporation [Member] | Revision and Co-product Reclassification [Member]
Other income (expense)
Equity income (loss) of affiliates																			(72)		(7)		(34)
Income (loss) from continuing operations																			(72)		(7)		(34)
Net income																			(72)		(7)		(34)
Net income (loss) attributable to Newmont stockholders																			(72)		(7)		(34)
Comprehensive income																			(72)		(7)		(34)
Comprehensive income (loss) attributable to Newmont stockholders																			(72)		(7)		(34)
Newmont USA [Member]
Condensed Financial Statements, Captions [Line Items]
Sales																			2,356		2,726		2,540
Costs and expenses
Costs applicable to sales																			1,151	[1]	1,094	[1]	1,086	[1]
Amortization																			223		196		214
Reclamation and remediation																			9		9		18
Exploration																			46		86		89
Advanced projects, research and development																			45		48		44
General and administrative																			101		122		89
Write-down of property, plant and mine development																							2
Other expense, net																			69		48		39
Total costs and expenses																			1,644		1,603		1,581
Other income (expense)
Other income, net																			15		25		14
Interest income - intercompany																			23		29		25
Interest expense, net																			(10)		(6)		(8)
Total other income (expense)																			28		48		31
Income (loss) before income and mining tax and other items																			740		1,171		990
Income and mining tax benefit (expense)																			(224)		(316)		(263)
Equity income (loss) of affiliates																			(252)		432		372
Income (loss) from continuing operations																			264		1,287		1,099
Net income																			264		1,287		1,099
Net income (loss) attributable to Newmont stockholders																			264		1,287		1,099
Comprehensive income																			409		1,210		985
Comprehensive income (loss) attributable to Newmont stockholders																			409		1,210		985
Newmont USA [Member] | As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Sales																			2,264		2,375		2,142
Costs and expenses
Costs applicable to sales																			1,059		967		972
Amortization																			223		171		184
Reclamation and remediation																			9		6		15
Exploration																			46		71		89
Advanced projects, research and development																			45		43		44
General and administrative																			101		122		89
Write-down of property, plant and mine development																							2
Other expense, net																			69		45		39
Total costs and expenses																			1,552		1,425		1,434
Other income (expense)
Other income, net																			15		25		14
Interest income - intercompany																			23		29		25
Interest expense, net																			(10)		(6)		(8)
Total other income (expense)																			28		48		31
Income (loss) before income and mining tax and other items																			740		998		739
Income and mining tax benefit (expense)																			(224)		(268)		(196)
Equity income (loss) of affiliates																			(180)		616		664
Income (loss) from continuing operations																			336		1,346		1,207
Net income																			336		1,346		1,207
Net income (loss) attributable to Newmont stockholders																			336		1,346		1,207
Comprehensive income																			481		1,269		1,093
Comprehensive income (loss) attributable to Newmont stockholders																			481		1,269		1,093
Newmont USA [Member] | Revision and Co-product Reclassification [Member]
Condensed Financial Statements, Captions [Line Items]
Sales																			92		351		398
Costs and expenses
Costs applicable to sales																			92		127		114
Amortization																					25		30
Reclamation and remediation																					3		3
Exploration																					15
Advanced projects, research and development																					5
Other expense, net																					3
Total costs and expenses																			92		178		147
Other income (expense)
Income (loss) before income and mining tax and other items																					173		251
Income and mining tax benefit (expense)																					(48)		(67)
Equity income (loss) of affiliates																			(72)		(184)		(292)
Income (loss) from continuing operations																			(72)		(59)		(108)
Net income																			(72)		(59)		(108)
Net income (loss) attributable to Newmont stockholders																			(72)		(59)		(108)
Comprehensive income																			(72)		(59)		(108)
Comprehensive income (loss) attributable to Newmont stockholders																			(72)		(59)		(108)
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales																			6,058		7,238		7,901
Costs and expenses
Costs applicable to sales																			4,148	[1]	3,240	[1]	2,887	[1]
Amortization																			1,139		836		822
Reclamation and remediation																			72		87		102
Exploration																			201		270		261
Advanced projects, research and development																			177		300		329
General and administrative																			102		90		109
Write-down of property, plant and mine development																			4,352		52		2,082
Other expense, net																			231		401		226
Total costs and expenses																			10,422		5,276		6,818
Other income (expense)
Other income, net																			338		251		164
Interest income - intercompany																			21		21		23
Interest expense - intercompany																			(179)		(209)		(181)
Interest expense, net																			(2)		2		(4)
Total other income (expense)																			178		65		2
Income (loss) before income and mining tax and other items																			(4,186)		2,027		1,085
Income and mining tax benefit (expense)																			923		(589)		(683)
Equity income (loss) of affiliates																			(334)		229		278
Income (loss) from continuing operations																			(3,597)		1,667		680
Income from discontinued operations																			61		(76)		(136)
Net income																			(3,536)		1,591		544
Net income attributable to noncontrolling interests																			478		(443)		(714)
Net income (loss) attributable to Newmont stockholders																			(3,058)		1,148		(170)
Comprehensive income																			(4,363)		1,421		481
Comprehensive income attributable to noncontrolling interests																			477		(444)		(714)
Comprehensive income (loss) attributable to Newmont stockholders																			(3,886)		977		(233)
Other Subsidiaries [Member] | As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Sales																			6,058		7,493		8,216
Costs and expenses
Costs applicable to sales																			4,127		3,271		2,918
Amortization																			1,139		861		853
Reclamation and remediation																			72		90		105
Exploration																			201		285		261
Advanced projects, research and development																			177		305		330
General and administrative																			102		90		109
Write-down of property, plant and mine development																			4,352		52		2,082
Other expense, net																			231		404		224
Total costs and expenses																			10,401		5,358		6,882
Other income (expense)
Other income, net																			338		251		164
Interest income - intercompany																			21		(8)		(2)
Interest expense - intercompany																			(179)		(180)		(156)
Interest expense, net																			(2)		2		(4)
Total other income (expense)																			178		65		2
Income (loss) before income and mining tax and other items																			(4,165)		2,200		1,336
Income and mining tax benefit (expense)																			981		(630)		(716)
Equity income (loss) of affiliates																			(321)		229		285
Income (loss) from continuing operations																			(3,505)		1,799		905
Income from discontinued operations																			61		(76)		(136)
Net income																			(3,444)		1,723		769
Net income attributable to noncontrolling interests																			464		(443)		(718)
Net income (loss) attributable to Newmont stockholders																			(2,980)		1,280		51
Comprehensive income																			(4,271)		1,553		706
Comprehensive income attributable to noncontrolling interests																			463		(444)		(718)
Comprehensive income (loss) attributable to Newmont stockholders																			(3,808)		1,109		(12)
Other Subsidiaries [Member] | Revision and Co-product Reclassification [Member]
Condensed Financial Statements, Captions [Line Items]
Sales																					(255)		(315)
Costs and expenses
Costs applicable to sales																			21		(31)		(31)
Amortization																					(25)		(31)
Reclamation and remediation																					(3)		(3)
Exploration																					(15)
Advanced projects, research and development																					(5)		(1)
Other expense, net																					(3)		2
Total costs and expenses																			21		(82)		(64)
Other income (expense)
Interest income - intercompany																					29		25
Interest expense - intercompany																					(29)		(25)
Income (loss) before income and mining tax and other items																			(21)		(173)		(251)
Income and mining tax benefit (expense)																			(58)		41		33
Equity income (loss) of affiliates																			(13)				(7)
Income (loss) from continuing operations																			(92)		(132)		(225)
Net income																			(92)		(132)		(225)
Net income attributable to noncontrolling interests																			14				4
Net income (loss) attributable to Newmont stockholders																			(78)		(132)		(221)
Comprehensive income																			(92)		(132)		(225)
Comprehensive income attributable to noncontrolling interests																			14				4
Comprehensive income (loss) attributable to Newmont stockholders																			(78)		(132)		(221)
Eliminations [Member]
Other income (expense)
Interest income - intercompany																			(188)		(224)		(200)
Interest expense - intercompany																			188		224		200
Equity income (loss) of affiliates																			3,011		(2,569)		(1,037)
Income (loss) from continuing operations																			3,011		(2,569)		(1,037)
Net income																			3,011		(2,569)		(1,037)
Net income attributable to noncontrolling interests																			(217)		134		108
Net income (loss) attributable to Newmont stockholders																			2,794		(2,435)		(929)
Comprehensive income																			3,694		(2,321)		(860)
Comprehensive income attributable to noncontrolling interests																			(217)		134		108
Comprehensive income (loss) attributable to Newmont stockholders																			3,477		(2,187)		(752)
Eliminations [Member] | As Previously Reported [Member]
Costs and expenses
Amortization																							(1)
Advanced projects, research and development																							(1)
Other expense, net																							2
Other income (expense)
Interest income - intercompany																			(188)		(195)		(175)
Interest expense - intercompany																			188		195		175
Equity income (loss) of affiliates																			2,854		(2,760)		(1,370)
Income (loss) from continuing operations																			2,854		(2,760)		(1,370)
Net income																			2,854		(2,760)		(1,370)
Net income attributable to noncontrolling interests																			(210)		134		112
Net income (loss) attributable to Newmont stockholders																			2,644		(2,626)		(1,258)
Comprehensive income																			3,537		(2,512)		(1,193)
Comprehensive income attributable to noncontrolling interests																			(210)		134		112
Comprehensive income (loss) attributable to Newmont stockholders																			3,327		(2,378)		(1,081)
Eliminations [Member] | Revision and Co-product Reclassification [Member]
Costs and expenses
Amortization																							1
Advanced projects, research and development																							1
Other expense, net																							(2)
Other income (expense)
Interest income - intercompany																					(29)		(25)
Interest expense - intercompany																					29		25
Equity income (loss) of affiliates																			157		191		333
Income (loss) from continuing operations																			157		191		333
Net income																			157		191		333
Net income attributable to noncontrolling interests																			(7)				(4)
Net income (loss) attributable to Newmont stockholders																			150		191		329
Comprehensive income																			157		191		333
Comprehensive income attributable to noncontrolling interests																			(7)				(4)
Comprehensive income (loss) attributable to Newmont stockholders																			$ 150		$ 191		$ 329

[1]	Excludes Amortization and Reclamation and remediation.
[2]	Includes write-downs of property plant and mine development of $2,082 for Long Canyon in Nevada and $2,107 for Boddington in Australia.
[3]	Includes write-downs of property plant and mine development of $2,080 for the Hope Bay project.
[4]	Attributable to Newmont stockholders.
[5]	Refer to Note 2 and Note 4 for information on the revision and segment reclassifications, respectively.